SCHEDULE OF ADVANCE TO SUPPLIERS, NET (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Advance To Suppliers Net
Advance for products and services from third parties	$ 8,606,539	$ 7,728,834
Less: allowance for expected credit losses	(4,496,482)	(3,196,567)	$ (3,537,294)	$ (1,669,088)
Advance to suppliers, net	$ 4,110,057	$ 4,532,267